Significant Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Significant Agreements
Significant Agreements

14. Significant Agreements

Celgene

  Overview

        On February 20, 2008 the Company entered into a collaboration, license, and option agreement (the Sotatercept Agreement) with Celgene Corporation (Celgene) relating to sotatercept. On August 2, 2011, the Company entered into a second collaboration, license and option agreement with Celgene for ACE-536 (the ACE-536 Agreement), and also amended certain terms of the Sotatercept Agreement. These agreements provide Celgene exclusive licenses for Sotatercept and ACE-536 in all indications, as well as exclusive rights to obtain a license to certain future compounds. Celgene is a global biopharmaceutical company primarily engaged in the discovery, development and commercialization of innovative therapies designed to treat cancer and immune-inflammatory related diseases.

  Sotatercept Agreement

        Under the terms of the Sotatercept Agreement, the Company and Celgene collaborate worldwide for the joint development and commercialization of sotatercept. The Company also granted Celgene an option to license three discovery stage compounds. Under the terms of the agreement, the Company and Celgene will jointly develop, manufacture and commercialize sotatercept. Celgene paid $45.0 million of nonrefundable, upfront license and option payments to the Company upon the closing of the Sotatercept Agreement.

        The Company retained responsibility for research, development through the end of Phase 2a clinical trials, as well as manufacturing the clinical supplies for these trials. These activities were substantially completed in 2011. Celgene is conducting the ongoing Phase 2 trials for myelodysplastic syndromes (MDS), chronic kidney disease, and b-thalassemia and will be responsible for any Phase 3 clinical trials, as well as additional Phase 2 clinical trials, and will be responsible for overseeing the manufacture of Phase 3 and commercial supplies by third party contract manufacturing organizations. Under the agreement, the Company was eligible to receive clinical milestones of up to $88.0 million, regulatory milestones of up to $272.0 million, and commercial milestones of up to $150.0 million for sotatercept. Clinical milestone payments are triggered upon initiation of a defined phase of clinical research for a product candidate. Regulatory milestone payments are triggered upon the acceptance of the marketing application and upon the approval to market a product candidate by the Food and Drug Administration (FDA) or other global regulatory authorities. Commercial milestone payments are triggered when an approved pharmaceutical product reaches certain defined levels of net sales by Celgene in countries outside of North America. In addition, to the extent sotatercept is commercialized, the Company would be entitled to receive tiered royalty payments in the low-to-mid twenty percent range of net sales from sales generated from all geographies. Royalty payments are subject to certain reductions, including for entry of a generic product onto the market.

        Additionally, for three named discovery-stage option programs the Company was eligible to receive option fees of up to $30.0 million, clinical milestones of up to $53.3 million, regulatory milestones of up to $204.0 million, and commercial milestones of up to $150.0 million for each option program. Clinical milestone payments are triggered upon initiation of a defined phase of clinical research for a product candidate. Regulatory milestone payments are triggered upon the acceptance of the marketing application and upon the approval to market a product candidate by the FDA or other global regulatory authorities. Commercial milestone payments are triggered when an approved pharmaceutical product reaches certain defined levels of net sales by Celgene in countries outside of North America. Option fee payments are triggered upon license of any of the option programs by Celgene. In addition, to the extent an option compound is commercialized, the Company would be entitled to receive tiered royalty payments in the low-to-mid twenty percent range of net sales from sales generated from all geographies. Royalty payments are subject to certain reductions, including for entry of a generic product onto the market. None of the three discovery stage programs has advanced to the stage to achieve payment of a milestone.

        In connection with entering into the Sotatercept Agreement, Celgene purchased 457,875 shares of Series C-1 Preferred Stock at the aggregate purchase price of $5.0 million. The Series C-1 Preferred Stock was purchased at an amount that was deemed to represent fair value at the time of purchase. Concurrent with the IPO, Celgene purchased 666,667 shares of Common Stock at the IPO offer price of $15.00 per share.

        Commensurate with the execution of the ACE-536 Agreement described below, the Company and Celgene agreed to modify the terms of the Sotatercept Agreement. The modified terms included: (1) a change to the responsibility for development costs to align with the ACE-536 Agreement, with Celgene responsible for more than half of the worldwide costs through December 31, 2012, and 100% of the development costs thereafter, (2) future contingent development milestones for sotatercept were amended to a two-category (oncology and non-oncology) structure with potential future clinical milestones of $27.0 million and regulatory milestones of $190.0 million from a four-category (various cancer indications) structure and, (3) future contingent development milestones for option compounds were amended to a two-category (oncology and non-oncology) structure with potential future clinical milestones of $25.5 million and regulatory milestones of $142.5 million from a four-category (various cancer indications) structure, and (4) an option to buy down tiered royalty payments on both Sotatercept and ACE-536 with a one-time $25.0 million payment on or prior to January 1, 2013. The potential commercial milestones remained unchanged. Through September 30, 2013, the Company has received $34.5 million in research and development funding and milestone payments for sotatercept under the original and modified agreements. The next likely clinical milestone payment would be $7.0 million and result from Celgene's start of a Phase 2b clinical trial in chronic kidney disease.

        The Sotatercept Agreement will expire on a country-by-country basis on the occurrence of both of the following: (1) the expiration of the royalty term with respect to all license products in such country, and (2) the exercise or forfeiture by Celgene of its option with regard to each option compound. The royalty term for each licensed product in each country outside North America is the period commencing with first commercial sale of the applicable licensed product in the applicable country and ending on the latest of expiration of specified patent coverage or a specified period of years. The royalty term for each licensed product in North America is the period commencing with the first commercial sale in North America and ending, on a licensed product and country-by-country basis on the date which commercialization of such licensed product has ceased. The term for each option compound runs for a specified period of years unless Celgene exercises its option, in which case the compound becomes a licensed product, or forfeits its option by failing to make certain payments following the achievement of certain milestones in early clinical development of the option compound.

        Celgene has the right to terminate the agreement with respect to one or more licensed targets or in its entirety, upon 180 days' notice (or 45 days' notice if the licensed product has failed to meet certain end point criteria with respect to clinical trials or other development activities). The agreement may also be terminated in its entirety by either Celgene or the Company in the event of a material breach by the other party or in the event of a bankruptcy filing of the other party. There are no cancellation, termination or refund provisions in this arrangement that contain material financial consequences to the Company.

  ACE-536 Agreement

        Under the terms of the ACE-536 Agreement, the Company and Celgene collaborate worldwide for the joint development and commercialization of ACE-536. The Company also granted Celgene an option for future products for which Acceleron files an Investigational New Drug application for the treatment of anemia. Celgene paid $25.0 million on the closing of the ACE-536 Agreement in August, 2011.

        The Company retains responsibility for research, development through the end of Phase 1 and initial Phase 2 clinical trials, as well as manufacturing the clinical supplies for these studies. Celgene will conduct subsequent Phase 2 and Phase 3 clinical studies. Acceleron will manufacture ACE-536 for the Phase 1 and Phase 2 clinical trials and Celgene will be responsible for overseeing the manufacture of Phase 3 and commercial supplies by third party contract manufacturing organizations. The Company is eligible to receive clinical milestones of up to $32.5 million, regulatory milestones of up to $105.0 million and commercial milestones of up to $80.0 million for ACE-536. The Company will receive additional, lower development, regulatory, and commercial milestones for any additional products for the treatment of anemia on which Celgene exercises an option. Clinical milestone payments are triggered upon initiation of a defined phase of clinical research for a product candidate. Regulatory milestone payments are triggered upon the acceptance of the marketing application and upon approval to market a protein therapeutic candidate by the FDA or other global regulatory authorities. Commercial milestone payments are triggered when an approved pharmaceutical product reaches certain defined levels of net sales by Celgene in countries outside of North America. In addition, to the extent ACE-536 is commercialized, the Company would be entitled to receive tiered royalty payments in the low-to-mid twenty percent range of net sales from sales generated from all geographies. Royalty payments are subject to certain reductions, including for entry of a generic product onto the market.

        Through September 30, 2013, the Company has received $28.3 million in research and development funding and milestone payments for ACE-536. The next likely clinical milestone payment would be $15.0 million and result from the start of a Phase 3 study in MDS or b-thalassemia. The Company has not yet identified additional compounds for the treatment of anemia. Accordingly, there is no assurance that the Company will generate future value from additional programs.

        The ACE-536 Agreement will expire on a country-by-country basis on the occurrence of both of the following: (1) the expiration of the royalty term with respect to all license products in such country, and (2) the end of the option term. The royalty term for each licensed product in each country outside North America is the period commencing with first commercial sale of the applicable licensed product in the applicable country and ending on the latest of expiration of specified patent coverage or a specified period of years. The royalty term for each licensed product in North America is the period commencing with the first commercial sale in North America and ending, on a licensed product and country-by-country basis on the date which commercialization of such licensed product has ceased. The option term runs until the later of (1) the date on which no development or commercialization activities are ongoing or are expected to commence for any licensed products under the ACE-536 Agreement; (2) the date on which no development or commercialization activities are ongoing or are expected to commence for any licensed products under the Sotatercept Agreement and all option rights under the Sotatercept Agreement have been forfeited with respect to each option compound where Celgene has made a payment with respect to such compound; and (3) the royalty term for all licensed products under the ACE-536 Agreement and the Sotatercept Agreement has ended; provided that if at the time the option term would otherwise end any option compounds under the ACE-536 Agreement are in clinical development the option term shall continue until Celgene's rights to such compound are either exercised or forfeited.

        Celgene has the right to terminate the ACE-536 Agreement with respect to one or more licensed targets or in its entirety, upon 180 days' notice (or 45 days' notice if the licensed product has failed to meet certain end point criteria with respect to clinical trials or other development activities), provided that Celgene may not terminate the ACE-536 Agreement prior to the completion of the on-going ACE-536 b-thalassemia and ACE-536 MDS Phase 2 clinical trials, except under certain conditions. The agreement may also be terminated in its entirety by either Celgene or the Company in the event of a material breach by the other party or in the event of a bankruptcy filing of the other party. There are no cancellation, termination or refund provisions in this arrangement that contain material financial consequences to the Company.

  Both Agreements

        The Company and Celgene shared development costs under the Sotatercept and ACE-536 Agreements through December 31, 2012. As of January 1, 2013, Celgene is responsible for paying 100% of worldwide development costs under both agreements. Celgene will be responsible for all commercialization costs worldwide. The Company has the right to co-promote sotatercept, ACE-536 and future products under both agreements in North America. Celgene's option to buy down royalty rates for sotatercept and ACE-536 expired unexercised and, therefore, the Company will receive tiered royalties in the low-to-mid twenty percent range on net sales of sotatercept and ACE-536. The royalty schedules for sotatercept and ACE-536 are the same.

  Accounting Analysis

        Prior to 2011, the Company accounted for the Sotatercept Agreement, as a multiple element arrangement under ASC 605-25 (prior to the amendments of ASU 2009-13). The Company identified the following deliverables under the arrangement; (1) the license to the ActRIIA compound, (2) right to license option program compounds, (3) participation in the joint development committee, (4) participation in the joint commercialization committee and (5) research and development activities. Under the provisions of ASC 605- 25, applicable to the arrangement, since the Company could not establish VSOE for the undelivered elements, the Company was required to recognize the initial consideration, consisting of the $45.0 million of nonrefundable upfront license and option payments, over the period the undelivered elements were to be delivered, which was initially estimated to be 15 years. As of the date of the modification of the agreement, there was approximately $34.7 million of deferred revenue under the arrangement.

        As a result of the material modifications to the cost sharing obligations, milestone payments structure and royalty payment structure, the Company concluded the modification represented a significant modification under ASU 2009-13, which required the Company to apply the updated provisions of ASU 2009-13 subsequent to the modification.

        Because the ACE-536 Agreement and the amendment to the Sotatercept Agreement were negotiated in contemplation of each other, and the Company had not yet completed all of its obligations pursuant to the Sotatercept Agreement, the agreements were considered one arrangement for accounting purposes. The deliverables under the combined arrangement include: (1) licenses to develop and commercialize sotatercept and ACE-536, (2) performance of research and development services, (3) participation on the joint development committees, and (4) the performance of manufacturing services to provide clinical material to Celgene. The Company has determined the option to future products related to the treatment of anemia represents a substantive option. The Company is under no obligation to discover, develop or deliver any new compounds that modulate anemia and Celgene is not contractually obligated to exercise the option. As a result, the Company is at risk as to whether Celgene will exercise the option.

        All of these deliverables identified in the arrangement were deemed to have stand-alone value and to meet the criteria to be accounted for as separate units of accounting under ASC 605-25. Factors considered in making this determination included, among other things, the subject of the licenses, the nature of the research and development services, and the capabilities of Celgene.

        The total arrangement consideration of $77.7 million under the ACE-536 Agreement and amended Sotatercept Agreement consisted of (1) the $25.0 million up-front payment for the license of ACE-536, (2) the remaining deferred revenue from the Sotatercept Agreement of $34.7 million, and (3) estimated payments for development activities and manufacturing services of $18.0 million. The Company used its BESP for each of the undelivered elements as the Company did not have VSOE or TPE of selling price for each deliverable. The Company's BESP considered its development plan for the compounds, expected manufacturing services, and reimbursement from Celgene (reimbursement of more than half of development expenses through December 31, 2012 and 100% thereafter). The Company determined its BESP for each of the undelivered elements under the arrangements as of the arrangement execution date as follows:

  •
  $18.8 million for research and development services

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  $2.9 million for the sotatercept joint development committee

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  $3.7 million for the ACE 536 joint development committee

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  $2.8 million for the manufacturing services

        After determining BESP of the undelivered elements, the remaining consideration of $49.5 million was recognized upon execution of the arrangements. The difference between the estimated payments of $18.0 million and the estimated selling prices which totaled $28.2 million, using BESP, for undelivered elements was $10.2 million. This amount was deferred at inception and will be recognized as the undelivered elements are delivered, using the proportional performance method, or ratably in the case of performance on the Joint Development Committee.

        As noted above, the total arrangement consideration includes estimated payments for development activities and manufacturing services identified at the outset of the ACE-536 Agreement and amended Sotatercept Agreement. At the end of each reporting period, the Company reassesses the estimated payments to be received related to these services and the BESP of the undelivered elements based upon the Company's current estimates. The Company accounts for such changes as a change in accounting estimate and the cumulative impact of any change is reflected in the period of change.

        During 2011, the Company achieved a $7.5 million clinical milestone under its ACE-536 Agreement, related to the dosing of the first patient in a multiple-dose clinical trial. The Company evaluated the milestone and determined that it was not substantive, as there was no significant uncertainty to achieving the milestone upon execution of the ACE-536 Agreement. As such, the Company allocated the $7.5 million payment based on the allocation of arrangement consideration determined at the execution date of the ACE-536 Agreement and amended Sotatercept Agreement. Based on this allocation, the Company recognized $4.8 million of the payment upon achievement, with the remaining $2.7 million recognized as revenue as the undelivered elements are delivered, consistent with the treatment of the up-front payment. During January 2013, the Company achieved a $10.0 million clinical milestone under its ACE-536 Agreement, related to the dosing of the first patient for a Phase 2 clinical trial. The Company evaluated the milestone and deemed it to be substantive and consistent with the definition of a milestone included in ASU 2010-17 and, accordingly, recognized the $10.0 million payment in revenue during the nine months ended September 30, 2013. The remaining development milestones under the ACE-536 and Sotatercept Agreements were deemed to be substantive and consistent with the definition of a milestone included in ASU 2010-17 and, accordingly, the Company will recognize payments related to the achievement of such milestones, if any, when such milestone is achieved. Factors considered in this determination included scientific and regulatory risks that must be overcome to achieve the milestones, the level of effort and investment required to achieve each milestone, and the monetary value attributed to each milestone. During the three months ended September 30, 2013 and 2012, and the nine months ended September 30, 2013 and 2012, the Company recognized $0.6 million, $0.5 million, $1.7 million and $1.5 million, respectively, of the total deferred revenue as license and milestone revenue in the accompanying statements of operations and comprehensive loss.

        Pursuant to the terms of the agreement, Celgene and the Company share development costs, with Celgene responsible for substantially more than half of the costs for sotatercept and ACE-536 until December 31, 2012 and 100% of the costs from January 1, 2013 and thereafter. Payments from Celgene with respect to research and development costs incurred by the Company are recorded as cost-sharing revenue. Payments by the Company to Celgene for research and development costs incurred by Celgene are recorded as a reduction to cost-sharing revenue. During the three months ended September 30, 2013 and 2012, and the nine months ended September 30, 2013 and 2012 the Company recorded net cost-sharing revenue of $3.6 million, $0.8 million, $9.0 million and $2.1 million, respectively, which includes payments to Celgene of, zero, $0.6 million, zero and $1.9 million, respectively, which were recorded as contra-revenue.

Other Agreements

  Shire License

        In September 2010, the Company entered into a license and collaboration agreement granting Shire AG the exclusive right to develop, manufacture and commercialize ActRIIB compounds in territories outside North America. Shire also received the right to conduct research and manufacture commercial supplies in North America for ActRIIB compounds. The lead ActRIIB compound was designated ACE-031. Under the initial development plan, the companies share the costs associated with developing and commercializing ACE-031, in Duchenne Muscular Dystrophy. In September 2010, Shire made a nonrefundable, up-front license payment to the Company of $45.0 million. In accordance with the Company's revenue recognition policy prior to the adoption of ASU 2009-13, the up-front license payment of $45.0 million was deferred, and will be recognized as revenue ratably over three years, which represented the original period over which the Company expected to perform and deliver research and development and manufacturing services. On February 8, 2011, the FDA placed ACE-031 on clinical hold. The Company re-assessed the duration of its deliverables under the license agreement and estimated the new term to be approximately five years. The adjustment was treated as a change in accounting estimate with the remaining deferred revenue of $38.8 million at February 8, 2011, recognized prospectively over the new period of research and development and manufacturing services. In April 2013, the Company and Shire determined not to further pursue development of ACE-031 and Shire sent the Company a notice of termination for the ACE-031 collaboration. The collaboration terminated effective June 30, 2013. At December 31, 2012, the Company had classified the remaining deferred revenue as current in the balance sheet. Upon the effectiveness of the termination of the Shire Agreement in the second quarter of 2013, the Company accelerated the recognition of $22.4 million of remaining deferred revenue from upfront non-refundable payments received under the Shire Agreement as it had no further obligation for deliverables under the Shire Agreement. During the three months ended September 30, 2013 and 2012, and the nine months ended September 30, 2013 and 2012, the Company recognized zero, $1.9 million, $24.3 million and $5.7 million, respectively of the up-front, non-refundable payments as license and milestone revenue in the accompanying statements of operations and comprehensive loss.

        The agreement also included contingent milestone payments, based on the achievement of development milestones totaling $223.8 million and commercial milestones of $228.8 million for ActRIIB compounds. The milestones under the Shire Agreement were deemed to be substantive and consistent with the definition of a milestone included in ASU 2010-17 and, accordingly, the Company recognized payments related to the achievement of such milestones, if any, when such milestone was achieved. Factors considered in this determination included scientific and regulatory risks that must be overcome to achieve the milestones, the level of effort and investment required to achieve each milestone, and the monetary value attributed to each milestone.

        Pursuant to the terms of the agreement, Shire and the Company shared development costs, with Shire responsible for 65% of the costs for ACE-031 and 55% of the costs for licensed compounds other than ACE-031. Payments from Shire with respect to research and development costs incurred by the Company are recorded as cost-sharing revenue. Payments by the Company to Shire for research and development costs incurred by Shire are recorded as a reduction to cost-sharing revenue. During the three months ended September 30, 2013 and 2012, and the nine months ended September 30, 2013 and 2012, the Company recorded net cost-sharing revenue of zero, $0.6 million, $0.6 million, and $1.9 million, respectively, which includes payments to Shire of zero, $0.2 million, $0.2 million, and $0.6 million, respectively, which are recorded as contra-revenue in the accompanying statements of operations and comprehensive loss.

  Other

        The Company entered into a license agreement with a non-profit institution for an exclusive, sublicensable, worldwide, royalty-bearing license to certain patents developed by the institution (Primary Licensed Products). In addition, the Company was granted a non-exclusive, non-sub- licensable license for Secondary Licensed Products. As compensation for the licenses, the Company issued 62,500 shares of its common stock to the institution, the fair value of which was $25,000, and was expensed during 2004, to research and development expense. The Company also agreed to pay specified development milestone payments totaling up to $2.0 million for sotatercept and $0.7 million for ACE-536. In addition, the Company is obligated to pay milestone fees based on the Company's research and development progress, and U.S. sublicensing revenue ranging from 10%-25%, as well as a royalty ranging from 1.0%-3.5% of net sales on any products developed under the licenses. During the three months ended September 30, 2013 and 2012, and the nine months ended September 30, 2013 and 2012, the Company paid and expensed milestones and fees defined under the agreement totaling $50,000, zero, $50,000, and zero respectively.

        The Company entered into another license agreement with certain individuals for an exclusive, sublicensable, worldwide, royalty-bearing license to certain patents developed by the individuals. The Company agreed to pay specified development and sales milestone payments aggregating up to $1.0 million relating to the development and commercialization of dalantercept. In addition, the Company is required to pay royalties in the low single-digits on worldwide net product sales of dalantercept, with royalty obligations continuing at a 50% reduced rate for a period of time after patent expiration. If the Company sublicenses its patent rights, the Company will owe a percentage of sublicensing revenue, excluding payments based on the level of sales, profits or other levels of commercialization. During the nine months ended September 30, 2013 and 2012, the Company did not reach any milestones defined under the agreement and, therefore, no amounts have been paid or expensed.

        During 2012, the Company executed a license agreement with a research institution for an exclusive, sublicensable, worldwide, royalty-bearing license. The Company is obligated to pay development milestones and commercial milestone fees totaling up to $1.0 million. Under the agreement, if the Company uses the inventors in the clinical research, the development milestones are waived and commercial milestones shall change to $0.8 million plus any waived milestones. The Company will also pay $25,000 annually upon first commercial sale as well as royalties of 1.5% of net sales on any products developed under the patents. During the nine months ended September 30, 2013 and 2012, the Company did not reach any milestones defined under the agreement and, therefore, no amounts have been paid or expensed.

10. Significant Agreements

Celgene

  Overview

        On February 20, 2008 the Company entered into a collaboration, license, and option agreement (the Sotatercept Agreement) with Celgene Corporation (Celgene) relating to sotatercept. On August 2, 2011, the Company entered into a second collaboration, license and option agreement with Celgene for ACE-536 (the ACE-536 Agreement), and also amended certain terms of the Sotatercept Agreement. These agreements provide Celgene exclusive licenses for Sotatercept and ACE-536 in all indications, as well as exclusive rights to obtain a license to certain future compounds. Celgene is a global biopharmaceutical company primarily engaged in the discovery, development and commercialization of innovative therapies designed to treat cancer and immune-inflammatory related diseases.

  Sotatercept Agreement

        Under the terms of the Sotatercept Agreement, the Company and Celgene collaborate worldwide for the joint development and commercialization of sotatercept. The Company also granted Celgene an option to license three discovery stage compounds. Under the terms of the agreement, the Company and Celgene will jointly develop, manufacture and commercialize sotatercept. Celgene paid $45.0 million of nonrefundable, upfront license and option payments to the Company upon the closing of the Sotatercept Agreement.

        The Company retained responsibility for research, development through the end of Phase 2a clinical trials, as well as manufacturing the clinical supplies for these trials. These activities were substantially completed in 2011. Celgene is conducting the ongoing Phase 2 trials for myelodysplastic syndromes (MDS), chronic kidney disease, and b-thalassemia and will be responsible for any Phase 3 clinical trials, as well as additional Phase 2 clinical trials, and will be responsible for overseeing the manufacture of Phase 3 and commercial supplies by third party contract manufacturing organizations. Under the agreement, the Company was eligible to receive clinical milestones of up to $88.0 million, regulatory milestones of up to $272.0 million, and commercial milestones of up to $150.0 million for sotatercept. Clinical milestone payments are triggered upon initiation of a defined phase of clinical research for a product candidate. Regulatory milestone payments are triggered upon the acceptance of the marketing application and upon the approval to market a product candidate by the Food and Drug Administration (FDA) or other global regulatory authorities. Commercial milestone payments are triggered when an approved pharmaceutical product reaches certain defined levels of net sales by Celgene in countries outside of North America. In addition, to the extent sotatercept is commercialized, the Company would be entitled to receive tiered royalty payments in the low-to-mid twenty percent range of net sales from sales generated from all geographies. Royalty payments are subject to certain reductions, including for entry of a generic product onto the market.

        Additionally, for three named discovery-stage option programs the Company was eligible to receive option fees of up to $30.0 million, clinical milestones of up to $53.3 million, regulatory milestones of up to $204.0 million, and commercial milestones of up to $150.0 million for each option program. Clinical milestone payments are triggered upon initiation of a defined phase of clinical research for a product candidate. Regulatory milestone payments are triggered upon the acceptance of the marketing application and upon the approval to market a product candidate by the FDA or other global regulatory authorities. Commercial milestone payments are triggered when an approved pharmaceutical product reaches certain defined levels of net sales by Celgene in countries outside of North America. Option fee payments are triggered upon license of any of the option programs by Celgene. In addition, to the extent an option compound is commercialized, the Company would be entitled to receive tiered royalty payments in the low-to-mid twenty percent range of net sales from sales generated from all geographies. Royalty payments are subject to certain reductions, including for entry of a generic product onto the market. None of the three discovery stage programs has advanced to the stage to achieve payment of a milestone.

        In connection with entering into the Sotatercept Agreement, Celgene purchased 457,875 shares of Series C-1 Preferred Stock at the aggregate purchase price of $5.0 million. The Series C-1 Preferred Stock was purchased at an amount that was deemed to represent fair value at the time of purchase. In the event that the Company's IPO results in gross proceeds of at least $35.0 million, Celgene has committed to purchase, in a private offering concurrently with the IPO, shares of common stock equal to $10.0 million at the issuance price per share at the IPO if the gross proceeds from the IPO are greater than $50.0 million or twenty percent (20%) of the gross proceeds if the IPO raises less than $50.0 million.

        Commensurate with the execution of the ACE-536 Agreement described below, the Company and Celgene agreed to modify the terms of the Sotatercept Agreement. The modified terms included: (1) a change to the responsibility for development costs to align with the ACE-536 Agreement, with Celgene responsible for more than half of the worldwide costs through December 31, 2012, and 100% of the development costs thereafter, (2) future contingent development milestones for sotatercept were amended to a two-category (oncology and non-oncology) structure with potential future clinical milestones of $27.0 million and regulatory milestones of $190.0 million from a four-category (various cancer indications) structure and, (3) future contingent development milestones for option compounds were amended to a two-category (oncology and non-oncology) structure with potential future clinical milestones of $25.5 million and regulatory milestones of $142.5 million from a four-category (various cancer indications) structure, and (4) an option to buy down tiered royalty payments on both Sotatercept and ACE-536 with a one-time $25.0 million payment on or prior to January 1, 2013. The potential commercial milestones remained unchanged. Through December 31, 2012, the Company has received $34.2 million in research and development funding and milestone payments for sotatercept under the original and modified agreements. The next likely clinical milestone payment would be $7.0 million and result from Celgene's start of a Phase 2b clinical trial in chronic kidney disease.

        The Sotatercept Agreement will expire on a country-by-country basis on the occurrence of both of the following: (1) the expiration of the royalty term with respect to all license products in such country, and (2) the exercise or forfeiture by Celgene of its option with regard to each option compound. The royalty term for each licensed product in each country outside North America is the period commencing with first commercial sale of the applicable licensed product in the applicable country and ending on the latest of expiration of specified patent coverage or a specified period of years. The royalty term for each licensed product in North America is the period commencing with the first commercial sale in North America and ending, on a licensed product and country-by-country basis on the date which commercialization of such licensed product has ceased. The term for each option compound runs for a specified period of years unless Celgene exercises its option, in which case the compound becomes a licensed product, or forfeits its option by failing to make certain payments following the achievement of certain milestones in early clinical development of the option compound.

        Celgene has the right to terminate the agreement with respect to one or more licensed targets or in its entirety, upon 180 days' notice (or 45 days' notice if the licensed product has failed to meet certain end point criteria with respect to clinical trials or other development activities). The agreement may also be terminated in its entirety by either Celgene or the Company in the event of a material breach by the other party or in the event of a bankruptcy filing of the other party. There are no cancellation, termination or refund provisions in this arrangement that contain material financial consequences to the Company.

  ACE-536 Agreement

        Under the terms of the ACE-536 Agreement, the Company and Celgene collaborate worldwide for the joint development and commercialization of ACE-536. The Company also granted Celgene an option for future products Acceleron files an Investigational New Drug application for the treatment of anemia. Celgene paid $25.0 million on the closing of the ACE-536 Agreement in August, 2011.

        The Company retains responsibility for research, development through the end of Phase 1 and initial Phase 2 clinical trials, as well as manufacturing the clinical supplies for these studies. Celgene will conduct subsequent Phase 2 and Phase 3 clinical studies. Acceleron will manufacture ACE-536 for the Phase 1 and Phase 2 clinical trials and Celgene will be responsible for overseeing the manufacture of Phase 3 and commercial supplies by third party contract manufacturing organizations. The Company is eligible to receive clinical milestones of up to $32.5 million, regulatory milestones of up to $105.0 million and commercial milestones of up to $80.0 million for ACE-536. The Company will receive additional, lower development, regulatory, and commercial milestones for any additional products for the treatment of anemia on which Celgene exercises an option. Clinical milestone payments are triggered upon initiation of a defined phase of clinical research for a product candidate. Regulatory milestone payments are triggered upon the acceptance of the marketing application and upon approval to market a protein therapeutic candidate by the FDA or other global regulatory authorities. Commercial milestone payments are triggered when an approved pharmaceutical product reaches certain defined levels of net sales by Celgene in countries outside of North America. In addition, to the extent ACE-536 is commercialized, the Company would be entitled to receive tiered royalty payments in the low-to-mid twenty percent range of net sales from sales generated from all geographies. Royalty payments are subject to certain reductions, including for entry of a generic product onto the market. Through December 31, 2012, the Company has received $13.3 million in research and development funding and milestone payments for ACE-536. The next likely clinical milestone payment would be $15.0 million and result from the start of a Phase 3 study in MDS or b-thalassemia. The Company has not yet identified additional compounds for the treatment of anemia. Accordingly, there is no assurance that the Company will generate future value from additional programs.

        The ACE-536 Agreement will expire on a country-by-country basis on the occurrence of both of the following: (1) the expiration of the royalty term with respect to all license products in such country, and (2) the end of the option term. The royalty term for each licensed product in each country outside North America is the period commencing with first commercial sale of the applicable licensed product in the applicable country and ending on the latest of expiration of specified patent coverage or a specified period of years. The royalty term for each licensed product in North America is the period commencing with the first commercial sale in North America and ending, on a licensed product and country-by-country basis on the date which commercialization of such licensed product has ceased. The option term runs until the later of (1) the date on which no development or commercialization activities are ongoing or are expected to commence for any licensed products under the ACE-536 Agreement; (2) the date on which no development or commercialization activities are ongoing or are expected to commence for any licensed products under the Sotatercept Agreement and all option rights under the Sotatercept Agreement have been forfeited with respect to each option compound where Celgene has made a payment with respect to such compound; and (3) the royalty term for all licensed products under the ACE-536 Agreement and the Sotatercept Agreement has ended; provided that if at the time the option term would otherwise end any option compounds under the ACE-536 Agreement are in clinical development the option term shall continue until Celgene's rights to such compound are either exercised or forfeited.

        Celgene has the right to terminate the ACE-536 Agreement with respect to one or more licensed targets or in its entirety, upon 180 days' notice (or 45 days' notice if the licensed product has failed to meet certain end point criteria with respect to clinical trials or other development activities), provided that Celgene may not terminate the ACE-536 Agreement prior to the completion of the on-going ACE-536 b-thalassemia and ACE-536 MDS Phase 2 clinical trials, except under certain conditions. The agreement may also be terminated in its entirety by either Celgene or the Company in the event of a material breach by the other party or in the event of a bankruptcy filing of the other party. There are no cancellation, termination or refund provisions in this arrangement that contain material financial consequences to the Company.

  Both Agreements

        The Company and Celgene shared development costs under the Sotatercept and ACE-536 Agreements through December 31, 2012. As of January 1, 2013, Celgene is responsible for paying 100% of worldwide development costs under both agreements. Celgene will be responsible for all commercialization costs worldwide. The Company has the right to co-promote sotatercept, ACE-536 and future products under both agreements in North America. Celgene's option to buy down royalty rates for sotatercept and ACE-536 expired unexercised and, therefore, the Company will receive tiered royalties in the low-to-mid twenty percent range on net sales of sotatercept and ACE-536. The royalty schedules for sotatercept and ACE-536 are the same.

  Accounting Analysis

        Prior to 2011, the Company accounted for the Sotatercept Agreement, as a multiple element arrangement under ASC 605-25 (prior to the amendments of ASU 2009-13). The Company identified the following deliverables under the arrangement; (1) the license to the ActRIIA compound, (2) right to license option program compounds, (3) participation in the joint development committee, (4) participation in the joint commercialization committee and (5) research and development activities. Under the provisions of ASC 605-25, applicable to the arrangement, since the Company could not establish VSOE for the undelivered elements, the Company was required to recognize the initial consideration, consisting of the $45.0 million of nonrefundable upfront license and option payments, over the period the undelivered elements were to be delivered, which was initially estimated to be 15 years. As of the date of the modification of the agreement, there was approximately $34.7 million of deferred revenue under the arrangement.

        As a result of the material modifications to the cost sharing obligations, milestone payments structure and royalty payment structure, the Company concluded the modification represented a significant modification under ASU 2009-13, which required the Company to apply the updated provisions of ASU 2009-13 subsequent to the modification.

        Because the ACE-536 Agreement and the amendment to the Sotatercept Agreement were negotiated in contemplation of each other, and the Company had not yet completed all of its obligations pursuant to the Sotatercept Agreement, the agreements were considered one arrangement for accounting purposes. The deliverables under the combined arrangement include: (1) licenses to develop and commercialize sotatercept and ACE-536, (2) performance of research and development services, (3) participation on the joint development committees, and (4) the performance of manufacturing services to provide clinical material to Celgene. The Company has determined the option to future products related to the treatment of anemia represents a substantive option. The Company is under no obligation to discover, develop or deliver any new compounds that modulate anemia and Celgene is not contractually obligated to exercise the option. As a result, the Company is at risk as to whether Celgene will exercise the option.

        All of these deliverables identified in the arrangement were deemed to have stand-alone value and to meet the criteria to be accounted for as separate units of accounting under ASC 605-25. Factors considered in making this determination included, among other things, the subject of the licenses, the nature of the research and development services, and the capabilities of Celgene.

        The total arrangement consideration of $77.7 million under the ACE-536 Agreement and amended Sotatercept Agreement consisted of (1) the $25.0 million up-front payment for the license of ACE-536, (2) the remaining deferred revenue from the Sotatercept Agreement of $34.7 million, and (3) estimated payments for development activities and manufacturing services of $18.0 million. The Company used its BESP for each of the undelivered elements as the Company did not have VSOE or TPE of selling price for each deliverable. The Company's BESP considered its development plan for the compounds, expected manufacturing services, and reimbursement from Celgene (reimbursement of more than half of development expenses through December 31, 2012 and 100% thereafter). The Company determined its BESP for each of the undelivered elements under the arrangements as of the arrangement execution date as follows:

  •
  $18.8 million for research and development services

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  $2.9 million for the sotatercept joint development committee

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  $3.7 million for the ACE 536 joint development committee

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  $2.8 million for the manufacturing services

        After determining BESP of the undelivered elements, the remaining consideration of $49.5 million was recognized upon execution of the arrangements. The difference between the estimated payments of $18.0 million and the estimated selling prices which totaled $28.2 million, using BESP, for undelivered elements was $10.2 million. This amount was deferred at inception and will be recognized as the undelivered elements are delivered, using the proportional performance method, or ratably in the case of performance on the Joint Development Committee.

        During 2011, the Company achieved a $7.5 million clinical milestone under its ACE-536 Agreement, related to the dosing of the first patient in a multiple-dose clinical trial. The Company evaluated the milestone and determined that it was not substantive, as there was no significant uncertainty to achieving the milestone upon execution of the ACE-536 Agreement. As such, the Company allocated the $7.5 million payment based on the allocation of arrangement consideration determined at the execution date of the ACE-536 Agreement and amended Sotatercept Agreement. Based on this allocation, the Company recognized $4.8 million of the payment upon achievement, with the remaining $2.7 million recognized as revenue as the undelivered elements are delivered, consistent with the treatment of the up-front payment. During 2011, the Company achieved a $7.0 million clinical milestone under its Sotatercept Agreement, related to the dosing of the first patient for a Phase 2b clinical trial. The Company evaluated the milestone and deemed it to be substantive and consistent with the definition of a milestone included in ASU 2010-17 and, accordingly, recognized the $7.0 million payment in revenue during the year ended in December 31, 2011. During January 2013, the Company achieved a $10.0 million clinical milestone under its ACE-536 Agreement, related to the dosing of the first patient for a Phase 2 clinical trial. The Company evaluated the milestone and deemed it to be substantive and consistent with the definition of a milestone included in ASU 2010-17. The remaining development milestones under the ACE-536 and Sotatercept Agreements were deemed to be substantive and consistent with the definition of a milestone included in ASU 2010-17 and, accordingly, the Company will recognize payments related to the achievement of such milestones, if any, when such milestone is achieved. Factors considered in this determination included scientific and regulatory risks that must be overcome to achieve the milestones, the level of effort and investment required to achieve each milestone, and the monetary value attributed to each milestone. During the years ended December 31, 2011 and 2012, the Company recognized $54.8 million and $2.0 million, respectively, of the total deferred revenue as license and milestone revenue in the accompanying statements of operations and comprehensive income (loss).

        Pursuant to the terms of the agreement, Celgene and the Company share development costs, with Celgene responsible for substantially more than half of the costs for sotatercept and ACE-536 until December 31, 2012 and 100% of the costs from January 1, 2013 and thereafter. Payments from Celgene with respect to research and development costs incurred by the Company are recorded as cost-sharing revenue. Payments by the Company to Celgene for research and development costs incurred by Celgene are recorded as a reduction to cost-sharing revenue. During the years ended December 31, 2011 and 2012 the Company recorded net cost-sharing revenue of $(0.1) million and $2.9 million, respectively, which includes payments to Celgene of $2.8 million and $2.8 million, respectively which were recorded as contra-revenue.

Other Agreements

  Shire License

        In September 2010, the Company entered into a license and collaboration agreement granting Shire AG the exclusive right to develop, manufacture and commercialize ActRIIB compounds in territories outside North America. Shire also received the right to conduct research and manufacture commercial supplies in North America for ActRIIB compounds. The lead ActRIIB compound was designated ACE-031. Under the initial development plan, the companies share the costs associated with developing and commercializing ACE-031, in Duchenne Muscular Dystrophy. In September 2010, Shire

made a nonrefundable, up-front license payment to the Company of $45.0 million. In accordance with the Company's revenue recognition policy prior to the adoption of ASU 2009-13, the up-front license payment of $45.0 million was deferred, and will be recognized as revenue ratably over three years, which represented the original period over which the Company expected to perform and deliver research and development and manufacturing services. On February 8, 2011, the FDA placed ACE-031 on clinical hold. The Company re-assessed the duration of its deliverables under the license agreement and estimated the new term to be approximately five years. The adjustment was treated as a change in accounting estimate with the remaining deferred revenue of $38.8 million at February 8, 2011, recognized prospectively over the new period of research and development and manufacturing services. In April 2013, the Company and Shire determined not to further pursue development of ACE-031 and Shire sent the Company a notice of termination for the ACE-031 collaboration. The collaboration terminated effective June 30, 2013. At December 31, 2012, the Company had classified the remaining deferred revenue as current in the balance sheet. Upon the effectiveness of the termination of the Shire Agreement in the second quarter of 2013, the Company accelerated the recognition of $22.4 million of remaining deferred revenue from upfront non-refundable payments received under the Shire Agreement as it had no further obligation for deliverables under the Shire Agreement. During the years ended December 31, 2011 and 2012, the Company recognized $8.4 million and $7.7 million, respectively, of the up-front, non-refundable payments as license and milestone revenue in the accompanying statements of operations and comprehensive income (loss).

        The agreement also included contingent milestone payments, based on the achievement of development milestones totaling $223.8 million and commercial milestones of $228.8 million for ActRIIB compounds. The milestones under the Shire Agreement were deemed to be substantive and consistent with the definition of a milestone included in ASU 2010-17 and, accordingly, the Company recognized payments related to the achievement of such milestones, if any, when such milestone was achieved. Factors considered in this determination included scientific and regulatory risks that must be overcome to achieve the milestones, the level of effort and investment required to achieve each milestone, and the monetary value attributed to each milestone.

        Pursuant to the terms of the agreement, Shire and the Company shared development costs, with Shire responsible for 65% of the costs for ACE-031 and 55% of the costs for licensed compounds other than ACE-031. Payments from Shire with respect to research and development costs incurred by the Company are recorded as cost-sharing revenue. Payments by the Company to Shire for research and development costs incurred by Shire are recorded as a reduction to cost-sharing revenue. During the years ended December 31, 2011 and 2012, the Company recorded net cost-sharing revenue of $4.1 million and $2.7 million, respectively, which includes payments to Shire of $2.0 million and $0.7 million, respectively, which are recorded as contra-revenue in the accompanying statements of operations and comprehensive income (loss).

  Alkermes License

        In December 2009, the Company entered into a Collaboration and License Agreement with Alkermes Plc. (Alkermes) relating to a proprietary technology platform for extending the circulating half-life of certain proteins. Under the terms of the agreement, Alkermes paid the Company an up-front cash payment of $2.0 million in December 2009, which was deferred and recognized as license revenue ratably over the estimated research and development term. In addition, Alkermes purchased

636,942 shares of Series D-1 Preferred Stock at a per share price of $12.56, resulting in gross proceeds to the Company of $8.0 million. The Company determined that the price of $12.56 paid by Alkermes included a premium of $2.32 per share over the fair value of the Series D-1 Preferred Stock of $10.24 as calculated by the Company in its contemporaneous stock valuation. Accordingly, the Company has recognized the premium of $1.5 million as additional license revenue on a straight-line basis over the term discussed above. In October 2011, Alkermes discontinued development of the compounds being investigated under the license agreement, and as a result, the Company recognized the remaining $2.4 million of the up-front payment as revenue, as it had no further obligations under the arrangement, though the license continues.

        As the principal in the collaboration, Acceleron recognized cost-sharing revenue for reimbursement payments from Alkermes. During the year ended December 31, 2011, the Company recognized net cost-sharing revenue of $0.7 million. No amounts were recognized in subsequent periods.

  ImmunoGen Services Agreement

        In October 2010, the Company entered into a Biopharmaceutical Services Agreement with ImmunoGen, Inc. Acceleron agreed to develop and manufacture an ImmunoGen product. The Company determined the arrangement should be accounted for as a service arrangement, using the proportional performance method. Accordingly, the Company recognized revenue as the underlying performance criteria were met. The costs associated with the services were charged to operations as incurred. As of December 31, 2011, the work was completed, and the Company recorded revenue of $1.7 million for the year ended December 31, 2011.

  Other

        The Company entered into a license agreement with a non-profit institution for an exclusive, sublicensable, worldwide, royalty-bearing license to certain patents developed by the institution (Primary Licensed Products). In addition, the Company was granted a non-exclusive, non-sub-licensable license for Secondary Licensed Products. As compensation for the licenses, the Company issued 250,000 shares of its common stock to the institution, the fair value of which was $25,000, and was expensed during 2004, to research and development expense. The Company also agreed to pay specified development milestone payments totaling up to $2.0 million for sotatercept and $0.7 million for ACE-536. In addition, the Company is obligated to pay milestone fees based on the Company's research and development progress, and U.S. sublicensing revenue ranging from 10%-25%, as well as a royalty ranging from 1.0%-3.5% of net sales on any products developed under the licenses. During 2011 and 2012, the Company paid and expensed milestones and fees defined under the agreement totaling $0.1 million and zero, respectively. The Company also paid $0.5 million and zero in 2011 and 2012, respectively, based on the receipt of U.S. sublicensing revenue, which is recorded as research and development expense.

        The Company entered into another license agreement with certain individuals for an exclusive, sublicensable, worldwide, royalty-bearing license to certain patents developed by the individuals. The Company agreed to pay specified development and sales milestone payments aggregating up to $1.0 million relating to the development and commercialization of dalantercept. In addition, the Company is required to pay royalties in the low single-digits on worldwide net product sales of dalantercept, with royalty obligations continuing at a 50% reduced rate for a period of time after patent expiration. If the Company sublicenses its patent rights, the Company will owe a percentage of sublicensing revenue, excluding payments based on the level of sales, profits or other levels of commercialization. During the years ended December 31, 2011 and 2012, the Company did not reach any milestones defined under the agreement and, therefore, no amounts have been paid or expensed.

        During 2012, the Company executed a license agreement with a research institution for an exclusive, sublicensable, worldwide, royalty-bearing license. The Company is obligated to pay development milestones and commercial milestone fees totaling up to $1.0 million. Under the agreement, if the Company uses the inventors in the clinical research, the development milestones are waived and commercial milestones shall change to $0.8 million plus any waived milestones. The Company will also pay $25,000 annually upon first commercial sale as well as royalties of 1.5% of net sales on any products developed under the patents. During the year ended December 31, 2012, the Company did not reach any milestones defined under the agreement and, therefore, no amounts have been paid or expensed.